Consolidated statements of financial position - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (Note 6)	$ 461,554	$ 902,704
Trade receivables, net (Note 7)	250,637	796,369
Other accounts receivable (Note 8)	319,193	241,578
Related parties (Note 19)	217,188	59,098
Materials and supplies (Note 9)	58,061	106,300
Prepayments (Note 10)	11,527	15,280
Total current assets	1,318,160	2,121,329
Non-current
Property, vessels and equipment, net (Note 13)	2,623,535	9,564,872
Concession rights, net (Note 12)	13,244	17,029
Other non-current assets (Note 14)	41,383	86,429
Intangible assets (Note 15)	127,890	133,642
Total non-current assets	2,806,052	9,801,972
Total assets	4,124,212	11,923,301
Short-term
Short-term portion of the financial debt (Note 17)	502,361	740,370
Trade payables	169,072	189,576
Accounts payable and accrued expenses (Note 20)	341,918	405,505
Related parties (Note 19)	34,756	51,515
Total short-term liabilities	1,048,107	1,386,966
Long-term
Long-term portion of the financial debt (Note 17)	396,257	9,330,087
Employee benefits (Note 26)	175,560	164,207
Deferred income tax (Note 24)	275,226	78,051
Total long-term liabilities	847,043	9,572,345
Total liabilities	1,895,150	10,959,311
Stockholders' equity (Note 21):
Share capital (103,760,541 shares authorized and issued)	2,216,733	2,216,733
Treasury shares (1,577,700 shares)	(46,805)	(46,805)
Mandatorily convertible debentures into shares (Note 18)	0	724,100
Other components of equity	849,466	2,263,108
Accumulated losses	(859,159)	(4,259,984)
Controlling interest	2,160,235	897,152
Non-controlling interest (Note 3.1)	68,827	66,838
Total stockholders' equity	2,229,062	963,990
Total liabilities and stockholders' equity	$ 4,124,212	$ 11,923,301